Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 182,002	$ 193,340	$ 317,593
Additions charged to expense or deduction of revenue	4,843		9,938
Deduction/Write-offs/Reversal	(3,666)	(11,338)	(134,191)
December 31	183,179	182,002	193,340
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	79,815	63,498	36,157
Additions charged to expense or deduction of revenue	41,771	16,317	27,341
December 31	121,586	79,815	63,498
Provision for deficiency compensation [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	3,463	1,998	29,352
Additions charged to expense or deduction of revenue	11,898	4,358	5,204
Deduction/Write-offs/Reversal	(11,080)	(2,893)	(32,558)
December 31	4,281	3,463	1,998
Sales for allowance [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	9,864	26,000	32,627
Additions charged to expense or deduction of revenue	34,744	21,916	63,863
Deduction/Write-offs/Reversal	(34,759)	(38,052)	(70,490)
December 31	$ 9,849	$ 9,864	$ 26,000